SHARE-BASED EMPLOYEE REMUNERATION (Details Textual)	1 Months Ended	12 Months Ended
	Jan. 27, 2011 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of SHARE-BASED EMPLOYEE REMUNERATION [Line Items]
Number of share options granted in share-based payment arrangement		56,919	27,394		0
Weighted average exercise price of share options granted in share-based payment arrangement | $					$ 0
Fair value of share options granted		¥ 619,000	¥ 294,000	¥ 0		$ 56,919	$ 27,394
Employee benefits expense | ¥		42,246,000	¥ 68,025,000	¥ 62,075,000
Incentive compensation plan 2010 [Member]
Disclosure Of SHARE-BASED EMPLOYEE REMUNERATION [Line Items]
Number of share options granted in share-based payment arrangement	1,130,000
Weighted average exercise price of share options granted in share-based payment arrangement | $	$ 7.65
Fair value of share options granted | ¥		¥ 25,643,000
Contractual Life Of Outstanding Share Options	5 years
Equity Compensation Plan 2017 [Member]
Disclosure Of SHARE-BASED EMPLOYEE REMUNERATION [Line Items]
Number of share options granted in share-based payment arrangement		280,000